UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2014 (Unaudited)

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 16.3%
Belle International Holdings	66,000	$65,982
Chow Tai Fook Jewellery	31,600	49,769
Ctrip.com International - ADR *	2,000	100,840
Geely Automobile Holdings	385,000	151,789
Goodbaby International Holdings	280,000	149,576
Great Wall Motor, Class H	43,000	216,629
Haier Electronics Group	110,000	298,565
Sa Sa International Holdings	78,000	62,682
Samsonite International	65,300	202,314
Vipshop Holdings - ADS *	1,400	209,020
Xinyi Glass Holdings	150,000	122,365
		1,629,531
Consumer Staples - 18.3%
Biostime International Holdings	28,000	192,385
China Mengniu Dairy	72,000	361,345
Hengan International Group	29,000	301,066
Tingyi Holding	138,000	396,425
Tsingtao Brewery, Class H	28,000	205,392
Want Want China Holdings	148,000	221,426
Yashili International Holdings	350,000	158,237
		1,836,276
Energy - 7.3%
Anton Oilfield Services Group	220,000	140,391
China Oilfield Services, Class H	52,000	122,605
China Petroleum & Chemical, Class H	364,200	325,763
CNOOC	92,000	139,290
		728,049
Financials - 15.0%
Bank Of China, Class H	292,000	129,728
China Life Insurance, Class H	77,000	217,728
Hong Kong Exchanges & Clearing	2,800	42,523
Industrial & Commercial Bank of China, Class H	477,000	294,061
PICC Property & Casualty, Class H	168,320	231,029
Ping An Insurance Group, Class H	71,000	590,072
		1,505,141
Health Care - 5.2%
Guangzhou Baiyunshan Pharmaceutical Holdings	34,000	115,639
Sinopharm Group, Class H	36,400	100,052
Tong Ren Tang Technologies, Class H	45,000	144,586
WuXi PharmaTech Cayman - ADR *	4,200	154,812
		515,089
Industrials - 9.0%
Air China, Class H	309,000	182,972
AviChina Industry & Technology, Class H	196,000	109,414
Beijing Capital International Airport, Class H	138,000	94,987
China Everbright International	85,000	116,708
CSR, Class H	228,000	192,108
Zhuzhou CSR Times Electric, Class H	59,500	200,889
		897,078
Information Technology - 22.7%
AAC Technologies	13,000	67,484
Baidu - ADR *	2,365	360,379
Bitauto Holdings - ADR *	3,500	125,440
GCL-Poly Energy Holdings *	532,000	192,456
Kingsoft	30,000	118,812
Lenovo Group	248,000	274,318
Tencent Holdings	12,100	844,582
YY - ADR *	1,500	114,540
ZTE, Class H	91,000	177,241
		2,275,252
Materials - 1.6%
Bloomage Biotechnology	25,000	64,710
China Lumena New Materials (a)	284,000	45,768
Yingde Gases Group Co.	50,000	47,700
		158,178
Telecommunication Services - 2.3%
China Mobile	25,500	234,127
Utilities - 1.3%
China Resources Gas Group	42,000	133,888

Total Common Stocks
(Cost $8,701,932)		9,912,609

SHORT-TERM INVESTMENT - 2.2%
Invesco Liquid Assets Portfolio, 0.05% ^
(Cost $224,576)	224,576	224,576

Total Investments - 101.2%
(Cost $8,926,508)		10,137,185
Other Assets and Liabilities, Net - (1.2%)		(125,985)
Total Net Assets - 100.0%		$10,011,200

* Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2014, the fair value of this investment was $45,768 or 0.5% of total net assets. Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
China Lumena New Materials	284,000	11/13 - 01/14	$60,819

^ Variable Rate Security - The rate shown is the current yield as of March 31, 2014.
ADR - American Depositary Receipt
ADS - American Depositary Share

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,065,031	$8,801,810	45,768	$9,912,609
Short-Term Investment	224,576	–	–	224,576
Total Investments	$1,289,607	$8,801,810	45,768	$10,137,185

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2014, the Fund recognized no transfers to/from Level 1. The Fund transferred one security from Level 2 to Level 3 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in
	Securities
Balance as of 6/30/2013	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	45,768
Balance as of 03/31/2014	$45,768

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows:

AC ONE China Fund

Cost of investments	$8,926,508

Gross unrealized appreciation	1,588,976
Gross unrealized depreciation	(378,299)
Net unrealized appreciation	$1,210,677

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date  May 28, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  May 28, 2014